Financial Risk Management (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial risk management [Abstract]
Equity	₨ 0	₨ 0
Profit or (loss)	₨ (69,438)	₨ (43,823)